SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Summary of fair value of financial assets and liabilities accounted for at fair value on a recurring basis (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent earn-out liabilities, gain	¥ 97,417	¥ 42,404
Fair Value, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent earn-out liabilities, gain	¥ 97,417
Fair Value, Recurring | Asset Acquisition
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent earn-out liabilities			¥ 164,254
Fair Value, Inputs, Level 1 | Fair Value, Recurring | Asset Acquisition
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent earn-out liabilities			¥ 164,254